Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets and goodwill	$ 1,466,317	$ 1,396,477
Property, plant, and equipment	254,462	258,048
Vehicles under operating leases	103,116	92,198
Other non-current assets	4,575	5,306
Deferred tax asset	17,581	7,755
Other investments	2,248	2,333
Total non-current assets	1,848,299	1,762,117
Current assets
Cash and cash equivalents	1,057,412	973,877
Trade receivables	196,133	246,107
Trade receivables - related parties	90,053	74,996
Accrued income - related parties	13,010	49,060
Inventories	867,499	658,559
Current tax assets	8,889	7,184
Assets held for sale	53,094	63,224
Other current assets	120,856	107,327
Total current assets	2,406,946	2,180,334
Total assets	4,255,245	3,942,451
Equity
Share capital	(21,167)	(21,165)
Other contributed capital	(3,586,888)	(3,584,232)
Foreign currency translation reserve	39,000	12,265
Accumulated deficit	4,039,810	3,726,775
Total equity	470,755	133,643
Non-current liabilities
Non-current contract liabilities	(58,267)	(50,252)
Deferred tax liabilities	(458)	(476)
Other non-current provisions	(103,646)	(73,985)
Other non-current liabilities	(50,039)	(14,753)
Earn-out liability	(365,575)	(598,570)
Other non-current interest-bearing liabilities	(75,793)	(85,556)
Total non-current liabilities	(653,778)	(823,592)
Current liabilities
Trade payables	(97,632)	(98,458)
Trade payables - related parties	(824,000)	(957,497)
Accrued expenses - related parties	(148,041)	(164,902)
Advance payments from customers	(42,847)	(40,869)
Current provisions	(60,208)	(74,907)
Liabilities to credit institutions	(1,623,433)	(1,328,752)
Current tax liabilities	(15,767)	(10,617)
Interest-bearing current liabilities	(27,658)	(21,545)
Interest-bearing current liabilities - related parties	(779,283)	(16,690)
Current contract liabilities	(61,642)	(46,217)
Class C Shares liability	(17,250)	(28,000)
Other current liabilities	(342,189)	(393,790)
Other current liabilities - related parties	(32,272)	(70,258)
Total current liabilities	(4,072,222)	(3,252,502)
Total liabilities	(4,726,000)	(4,076,094)
Total equity and liabilities	$ (4,255,245)	$ (3,942,451)